Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
TRADE AND OTHER PAYABLES
28.	TRADE AND OTHER PAYABLES

	As at December 31,
	2021	2020
Trade payables	297,033	276,719
Employee benefits payable	148,232	149,358
Accrual and other payables	1,811,262	1,816,095
Subtotal financial liabilities	2,256,527	2,242,172
Other taxes payable	3,098,596	3,114,370
	5,355,123	5,356,542

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The average credit period is 30 days from the time when the services are rendered by or goods received from suppliers. The aging analysis of trade payables is as follows:

	As at December 31,
	2021	2020
Current	294,938	275,569
Past due for less than 4 months	2,046	1,103
Past due for over 4 months	49	47
	297,033	276,719

The Company was granted a credit term of 30 days. The balances past due were mainly for the Company’s high bargaining power.